OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

November 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Corporate Bond Fund (the "Registrant") Reg. No. 333-160733; File No. 811-22314

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2015.

Sincerely,

/s/ Edward Gizzi

------------------------------------

Edward Gizzi

Vice President & Associate Counsel

egizzi@ofiglobal.com

212-323-4091

cc: Ropes & Gray LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.